Fair Value Measurements - Change in Fair Value of Warrants (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrant Liabilities at Fair Value [Roll Forward]
Warrants and Rights Outstanding	$ 23,053,333	$ 30,680,000	$ 0	$ 0
Change in fair value of warrant liabilities	7,626,667	(7,280,000)	0	7,626,667	$ 0
Warrants and Rights Outstanding	30,680,000	23,400,000		30,680,000	0
Private Placement Warrant
Warrant Liabilities at Fair Value [Roll Forward]
Warrants and Rights Outstanding	7,758,333	10,325,000	0	0
Change in fair value of warrant liabilities	2,566,667	(2,450,000)
Warrants and Rights Outstanding	10,325,000	7,875,000		10,325,000	0
Public Warrant
Warrant Liabilities at Fair Value [Roll Forward]
Warrants and Rights Outstanding	15,295,000	20,355,000	$ 0	0
Change in fair value of warrant liabilities	5,060,000	(4,830,000)
Warrants and Rights Outstanding	$ 20,355,000	$ 15,525,000		$ 20,355,000	$ 0